787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

July 13, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          Credit Suisse Commodity Return Strategy Fund

Securities Act File No. 333-116212; Investment Company Act File No. 811-21589

Ladies and Gentlemen:

On behalf of Credit Suisse Commodity Return Strategy Fun (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 12 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 15 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The purpose of the Amendment is to add the following new series to the Trust: the Credit Suisse Commodity ACCESS Strategy Fund (the “Fund”).

The investment objective of the Fund is to seek total return that exceeds the return of its benchmark index, the Credit Suisse Commodity Benchmark Total Return Index. To pursue this goal, the Fund invests under normal circumstances in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets without investing directly in physical commodities, backed by an actively managed portfolio of fixed income securities.

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on September 26, 2012.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Enclosures

cc:           Joanne Doldo, Esq., Credit Suisse Asset Management, LLC

Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP